Schedule of deferred income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	$ 204,459	$ 68,155	$ 63,846	$ 35,375
[custom:DeferredIncomeTaxesBusinessCombination1]	41
[custom:DeferredIncomeTaxesConstitution1]	197,920	79,383	81,165
[custom:DeferredIncomeTaxesRealization1]	(52,730)	(60,808)	(51,636)
[custom:DeferredIncomeTaxesForeignExchange1]	(8,927)	(14,266)
[custom:DeferredIncomeTaxesForeignExchange2]			(1,058)
Allowance For Financial Revenue [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	5,965	6,398	8,252	5,627
[custom:DeferredIncomeTaxesConstitution1]			2,905
[custom:DeferredIncomeTaxesForeignExchange1]	(433)	(1,854)
[custom:DeferredIncomeTaxesForeignExchange2]			(280)
Other Temporary Differences Two [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	57,087	33,323	14,944	6,603
[custom:DeferredIncomeTaxesBusinessCombination1]	585
[custom:DeferredIncomeTaxesConstitution1]	44,456	27,125	8,784
[custom:DeferredIncomeTaxesRealization1]	(17,752)	(5,242)
[custom:DeferredIncomeTaxesForeignExchange1]	(3,525)	(3,504)
[custom:DeferredIncomeTaxesForeignExchange2]			(443)
Fair Value Changes Financial Instruments One [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	15,256	8,659	2,177	331
[custom:DeferredIncomeTaxesConstitution1]	141	8,945	2,225
[custom:DeferredIncomeTaxesRealization1]	6,206	(1,791)	(326)
[custom:DeferredIncomeTaxesForeignExchange1]	250	(672)
[custom:DeferredIncomeTaxesConstitution]		(31)	(1)
[custom:DeferredIncomeTaxesForeignExchange2]			(53)
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	282,767	116,535	89,219	47,936
[custom:DeferredIncomeTaxesBusinessCombination1]	626
[custom:DeferredIncomeTaxesConstitution1]	242,517	115,453	95,079
[custom:DeferredIncomeTaxesRealization1]	(64,276)	(67,841)	(51,962)
[custom:DeferredIncomeTaxesForeignExchange1]	(12,635)	(20,296)
[custom:DeferredIncomeTaxesForeignExchange2]			(1,834)
Tax Loss And Negative Basis Of Social Contribution One [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	77,985	8,596	4,979	7,280
[custom:DeferredIncomeTaxesBusinessCombination1]	4,201
[custom:DeferredIncomeTaxesConstitution1]	68,049
[custom:DeferredIncomeTaxesRealization1]	(110)	(3,724)	(2,063)
[custom:DeferredIncomeTaxesForeignExchange1]	(2,751)	191
[custom:DeferredIncomeTaxesRealization2]		7,150
[custom:DeferredIncomeTaxesForeignExchange2]			(238)
Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	360,752	125,131	94,198	55,216
[custom:DeferredIncomeTaxesBusinessCombination1]	4,827
[custom:DeferredIncomeTaxesConstitution1]	310,566	122,603	95,079
[custom:DeferredIncomeTaxesRealization1]	(64,386)	(71,565)	(54,025)
[custom:DeferredIncomeTaxesForeignExchange1]	(15,386)	(20,105)
[custom:DeferredIncomeTaxesForeignExchange2]			(2,072)
Futures Settlement Market [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	(18,850)
[custom:DeferredIncomeTaxesConstitution1]	(10,736)
[custom:DeferredIncomeTaxesRealization1]	(7,851)
[custom:DeferredIncomeTaxesForeignExchange1]	(263)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	(29,334)	(8,741)	(698)	(1)
[custom:DeferredIncomeTaxesConstitution1]	(19,068)	(7,013)	(714)
[custom:DeferredIncomeTaxesRealization1]	(2,458)
[custom:DeferredIncomeTaxesForeignExchange1]	933	(1,030)
[custom:DeferredIncomeTaxesForeignExchange2]			17
Fair Value Ahanges Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	(2,144)			(1)
[custom:DeferredIncomeTaxesConstitution1]	141	(7,013)	(714)
[custom:DeferredIncomeTaxesRealization1]	6,206
[custom:DeferredIncomeTaxesForeignExchange1]	250	(1,030)
[custom:DeferredIncomeTaxesForeignExchange2]			17
Other [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	(8,340)
[custom:DeferredIncomeTaxesConstitution1]	(8,473)
[custom:DeferredIncomeTaxesRealization1]	(813)
[custom:DeferredIncomeTaxesForeignExchange1]	946
Unused Tax Credits One [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	331,418	116,390	93,500	$ 55,215
[custom:DeferredIncomeTaxesBusinessCombination1]	4,827
[custom:DeferredIncomeTaxesConstitution1]	291,498	115,590	94,365
[custom:DeferredIncomeTaxesRealization1]	(66,844)	(71,565)	(54,025)
[custom:DeferredIncomeTaxesForeignExchange1]	(14,453)	(21,135)
[custom:DeferredIncomeTaxesForeignExchange2]			(2,055)
Fair Value Changes Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	(1,057)	(32)	(1)
[custom:DeferredIncomeTaxesConstitution]	(1,025)
Fair Value Instruments At F V T O C I [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	(1,305)
[custom:DeferredIncomeTaxesConstitution]		(1,305)
Fair Value Changes Financial Instruments Total [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]	$ (2,362)	(32)	(1)
[custom:DeferredIncomeTaxesConstitution]		(31)	(1)
Fair Value Changes Financial Instruments Total Member [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxesConstitution]		(2,330)
Fair Value Changes Financial Instruments Two [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeTaxes-0]		$ (32)	$ (1)